Deferred charges, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Noncurrent [Abstract]
Balance	$ 16,408	$ 9,569
Additions	12,401	11,066
Amortization	(5,820)	(4,169)
Write - off	(38)	(58)
Balance	$ 22,951	$ 16,408